Assets and Liabilities - Financial Assets and Liabilities - Schedule of Maturities of Financial Liabilities (Details) kr in Thousands	Dec. 31, 2021 DKK (kr)
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Non-derivatives, Trade payables and accruals, Carrying amount	kr 57,524
Non-derivatives, Borrowings, Carrying amount	33,465
Non-derivatives, Lease liabilities, Carrying amount	6,503
Total non-derivatives, Carrying amount	97,492
Derivatives (Borrowings), Carrying amount	326
Total derivatives, Carrying amount	326
Non-derivatives Trade Payables and Accruals
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Total contractual cash flows	57,524
Non-derivatives Trade Payables and Accruals | Less than 12 Months
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Total contractual cash flows	57,524
Non-derivatives Borrowings
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Total contractual cash flows	34,541
Non-derivatives Borrowings | Less than 12 Months
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Total contractual cash flows	30,031
Non-derivatives Borrowings | Between 1 and 2 Years
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Total contractual cash flows	4,510
Non-derivatives Lease Liabilities
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Total contractual cash flows	7,219
Non-derivatives Lease Liabilities | Less than 12 Months
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Total contractual cash flows	2,973
Non-derivatives Lease Liabilities | Between 1 and 2 Years
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Total contractual cash flows	2,145
Non-derivatives Lease Liabilities | Between 2 and 5 Years
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Total contractual cash flows	2,101
Total Non-derivatives
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Total contractual cash flows	99,284
Total Non-derivatives | Less than 12 Months
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Total contractual cash flows	90,528
Total Non-derivatives | Between 1 and 2 Years
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Total contractual cash flows	6,655
Total Non-derivatives | Between 2 and 5 Years
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Total contractual cash flows	2,101
Derivatives (Borrowings)
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Total contractual cash flows	326
Derivatives (Borrowings) | Less than 12 Months
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Total contractual cash flows	326
Total Derivatives
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Total contractual cash flows	326
Total Derivatives | Less than 12 Months
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Total contractual cash flows	kr 326